Consolidated Statements of Comprehensive Income (Loss) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 4,536	[1]	$ 76,677	$ 34,743	$ 37,678
Items that will be reclassified to consolidated net income in subsequent periods, net of income tax:
Valuation of the effective portion of derivative financial instruments	(55)	[2]	(928)	(2,240)	2,541
(Loss) income on hedge of net investments in foreign operations	(305)	[2]	(5,153)	3,677	350
Exchange differences loss on the translation of foreign operations and equity method accounted investees	(1,064)	[2]	(17,986)	(17,430)	(8,307)
Share of other comprehensive income of equity method accounted investees	361	[2]	6,097	2,369	2,925
Total items that will be reclassified to consolidated net income in subsequent periods, net of income tax	(1,063)	[2]	(17,970)	(13,624)	(2,491)
Items that will not to be reclassified to consolidated net income in subsequent periods, net of income tax:
Gain (loss) due to changes in the fair value in equity financial instruments	80	[2]	1,356	(2,236)	5,165
Share of other comprehensive income of equity method accounted investees	53	[2]	897	267	590
Remeasurements of the Net Defined Benefit Liability	9	[2]	160	661	296
Total items that will not be reclassified to consolidated net income in subsequent periods, net of income tax	142	[2]	2,413	(1,308)	6,051
Other comprehensive (loss) income, net of income tax	(921)	[2]	(15,557)	(14,932)	3,560
Total other comprehensive income (loss)	3,615	[2]	61,120	19,811	41,238
Equity holders of the parent	3,170	[2]	53,598	11,175	32,423
Non-controlling interest	$ 445	[2]	$ 7,522	$ 8,636	$ 8,815

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3